UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:   December 31, 2007
                                                     --------------------

     Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

     Institutional Investment Manager Filing this Report:

     Name:          HEALTHINVEST PARTNERS AB
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     Address:       ARSENALSGATAN 4
                    ----------------------------------------
                    SE-111 47 STOCKHOLM, SWEDEN
                    ----------------------------------------


     Form 13F File Number: 28-12171
                              -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:        Anders Hallberg
     Title:       Managing Director and CEO
     Phone:       011 46 (0) 8 440 38 31

     Signature, Place, and Date of Signing:

     /s/ ANDERS HALLBERG          Stockholm, Sweden         February 14, 2008
    ------------------------   -------------------------  ---------------------
        [Signature]                [City, State]                [Date]

     Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


     Report Summary:


     Number of Other Included Managers:                0
                                                 -----------------

     Form 13F Information Table Entry Total:           9
                                                 -----------------

     Form 13F Information Table Value Total:         46,706
                                                 -----------------
                                                  (thousands)
     List of Other Included Managers:

     None


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



Column 1                     Column 2    Column3    Column 4   Column 5               Column 6   Column 7          Column 8
                             Title of                 Value    Shares or  Sh/  Put/  Investment   Other    Voting  Authority
Name of Issuer                Class       CUSIP     (x$1000)    Prn Amt   Prn  call  Discretion  Managers   Sole    Shared    None
---------------------------  --------  -----------  ---------  ---------  ---  ----  ----------  --------  ------  ---------  ----


AFP Imaging                  COM       001058 10 6     1,416   2,178,360  Sh         DEFINED            1  Sole
Allion Healthcare Inc.       COM       019615 10 3     4,852     883,875  Sh         DEFINED            1  Sole
Bio Imaging Technologies Inc COM       09056N 10 3     4,840     598,757  Sh         DEFINED            1  Sole
Candela Corp                 COM       136907 10 2     4,403     789,077  Sh         DEFINED            1  Sole
Integramed Amer Inc          COM       45810N 30 2     9,031     785,341  Sh         DEFINED            1  Sole
Medicis Pharmaceutical Corp  CL A      584690 30 9     5,354     206,180  Sh         DEFINED            1  Sole
Ophthalmic Imaging Systems   COM       683737 20 9       326     466,181  Sh         DEFINED            1  Sole
Sonic Innovations Inc        COM       83545M 10 9     7,855   1,017,500  Sh         DEFINED            1  Sole
Theragenics Corp             COM       883375 10 7     8,627   2,409,679  Sh         DEFINED            1  Sole